Consolidated Statements of Shareholders Equity (Parenthetical) (Class A common shares [Member], USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Class A common shares [Member]
Dividend on common shares, per share	$ 0.9375	$ 0.6875	$ 0.4500